July 12, 2000
 FUND PROFILE
T. ROWE PRICE
Emerging Europe & Mediterranean Fund

 A fund seeking capital growth through investments in the emerging markets of Europe and the Mediterranean region.
This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling 1-800-541-8366, or by visiting our Web site at www.troweprice.com.
(T. ROWE PRICE RAM LOGO)

FUND PROFILE
---------------------------------------------------------
 What is the fund's objective?

   The fund seeks long-term growth of capital through investments primarily in the common stocks of companies in the emerging market countries of Europe and the Mediterranean region.


 What is the fund's principal investment strategy?


   Normally, we expect to invest substantially all of the fund's assets in the emerging markets of Europe, including Eastern Europe and the former Soviet Union, and the Mediterranean region, including the Middle East and North Africa. Ten or more countries will generally be represented in the portfolio. The fund may invest in common stocks in the countries listed below, as well as others as their markets develop:

  . Primary Emphasis: Croatia, Czech Republic, Egypt, Estonia, Greece, Hungary,
   Israel, Poland, Russia, and Turkey.

  . Others: Bulgaria, Jordan, Latvia, Lebanon, Lithuania, Morocco, Romania,
   Slovakia, Slovenia, and Tunisia.


   We may purchase the stocks of companies of any size, but our focus will typically be on large and, to a lesser extent, medium-sized companies. The fund seeks to take advantage of opportunities arising from such trends as privatization, the reduction of trade barriers, and progress toward Economic and Monetary Union in Europe. The fund is registered as "nondiversified," meaning it may invest a greater portion of assets in a single company and own more of the company's voting securities than is permissible for a "diversified" fund. Depending on conditions, the fund's portfolio should be composed of at least 30 to 50 different companies.

   Selection of common stocks reflects a growth style. Rowe Price-Fleming International, Inc. ("Price-Fleming") employs in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. We seek to purchase such stocks at reasonable prices in relation to present or anticipated earnings, cash flow, or book value, and valuation factors often influence our allocations among large-, mid-, or small-cap shares.

   While we invest with an awareness of the global economic backdrop and our outlook for individual countries, bottom-up stock selection is the focus of our decision-making. Country allocation is driven largely by stock selection, though we may limit investments in markets that appear to have poor overall prospects.

FUND PROFILE
---------------------------------------------------------
   In selecting stocks, we generally favor companies with one or more of the following characteristics:

  . leading market position;

  . attractive business niche;


  . strong franchise or monopoly;

  . technological leadership or proprietary advantages;

  . seasoned management;

  . earnings growth and cash flow sufficient to support growing dividends; and

  . healthy balance sheet with relatively low debt.
   While the fund invests primarily in common stocks, to a lesser extent the fund may also purchase other securities, including futures and options, in keeping with the fund's objective.

   The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

   Further information about the fund's investments, including a review of market conditions and fund strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of either of these documents, call 1-800-541-8366.


 What are the main risks of investing in the fund?

   As with all stock funds, this fund's share price can fall because of weakness in one or more of its primary equity markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in rising markets.

   Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Some particular risks affecting this fund include the following:

  . Currency risk This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on a fund's holdings can be significant and long-lasting depending on the currencies represented in the portfolio, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are unpredictable and it is not possible to effectively hedge the currency risks of many developing countries.

FUND PROFILE
---------------------------------------------------------
  . Geographic risk Funds that focus on particular geographic regions or countries are generally riskier than funds with a wider geographic range. The economies and financial markets of certain regions-such as Europe and the Mediterranean region-can be highly interdependent and may decline at the same time.

  . Emerging market risk Investments in emerging markets are subject to abrupt and severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. These economies are less well developed and can be overly reliant on particular industries, more vulnerable to the ebb and flow of international trade, trade barriers, and other protectionist or retaliatory measures. Certain countries have legacies of hyperinflation and currency devaluations. Governments in many emerging market countries participate to a significant degree in their economies and securities markets. Investments in countries or regions that have recently begun moving away from central planning and state-owned industries toward free markets should be regarded as speculative. While certain countries have made progress in economic growth, liberalization, fiscal discipline, and political and social stability, there is no assurance these trends will continue. Some countries have histories of instability and upheaval that could cause their governments to act in a detrimental or hostile manner toward private enterprise or foreign investment. Significant external risks currently affect some emerging countries.


   The volatility of emerging markets may be heightened by the actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, fund share prices. These factors make investing in such countries significantly riskier than in other countries and any one of them could cause a fund's share price to decline.

  . Other risks of foreign investing Other risks result from the varying stages of economic and political development, the differing regulatory environments, trading days, and accounting standards, and higher transaction costs of non-U.S. markets. Investments outside the United States could be subject to actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes which would have an adverse effect on the fund.


   3 While certain countries have made progress in economic growth, liberalization, fiscal discipline, and political and social stability, there is no assurance these trends will continue.


  . Nondiversified status There is additional risk with this fund because it is nondiversified and thus can invest more of its assets in a smaller number of com-

FUND PROFILE
---------------------------------------------------------
   panies. Thus, for example, poor performance by a single large holding of the fund would adversely affect the fund's performance more than if the fund held a larger number of companies.

  . Futures/options risk To the extent the fund uses futures and options, it is exposed to additional volatility and potential losses.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.


   3 The fund's share price may decline, so when you sell your shares, you may lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


 How can I tell if the fund is appropriate for me?


   Consider your investment goals, your time horizon for achieving them, and your tolerance for the inherent risk of common stock and emerging-market investments. Your decision should take into account whether you have any other foreign stock investments. A regional fund such as this one is most appropriately used in conjunction with more mainstream foreign equity holdings. If you seek an investment with greater risk/reward potential to supplement such holdings and can accept the risks of investing in a limited group of developing nations, the fund could be an appropriate part of your overall investment strategy.

   The fund can be used in both regular and tax-deferred accounts, such as IRAs.


   3 The fund should not represent your complete investment program or be used for short-term trading purposes.


 How has the fund performed in the past?

   Because the fund commenced operations in 2000, there is no historical performance information shown here. Performance history will be available after the fund has been in operation for one calendar year.


 What fees or expenses will I pay?


   The fund is 100% no load. The fund charges a 2% redemption fee, payable to the fund, on shares held less than one year. There are no other fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b-1 fees. Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund.

FUND PROFILE
---------------------------------------------------------

 Table 1  Fees and Expenses of the Fund
          Shareholder fees (fees paid directly from your investment)
  Redemption fee (for shares held less than one year)           2%
                        Annual fund operating expenses
                 (expenses that are deducted from fund assets)
 ------------------------------------------------------------------------------------
  Management fee                                               1.07%/a/
  Other expenses                                               0.59%/b/
  Total annual fund operating expenses                         1.66%/a/
 ------------------------------------------------------------------------------------


 /a/To limit the fund's expenses during its initial period of operations, Price-Fleming has contractually obligated itself to waive fees and bear any expenses through October 31, 2002, that would cause the ratio of expenses to average net assets to exceed 1.75%. Fees waived or expenses paid or assumed under this agreement are subject to reimbursement to Price-Fleming by the fund whenever the fund's expense ratio is below 1.75%; however, no reimbursement will be made after October 31, 2004, or if it would result in the expense ratio exceeding 1.75%.


 /b/       Other expenses are estimated for the current fiscal year.


   Example. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in this fund with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, the expense limitation currently in place is not renewed, you invest $10,000, earn a 5% annual return, and hold the investment for the following periods and then redeem:

          1 year                     3 years
 -----------------------------------------------------
           $169                       $523
 -----------------------------------------------------



 Who manages the fund?


   The fund is managed by Rowe Price-Fleming International, Inc., a joint venture between T. Rowe Price Associates, Inc. ("T. Rowe Price") and the London-based Robert Fleming Holdings, Ltd. ("Flemings"). Flemings includes Robert Fleming and Jardine Fleming. Established in 1979, Price-Fleming manages investments for individual and institutional accounts, including 12 no-load mutual funds sold directly to the public. On April 11, 2000, T. Rowe Price entered into an agreement with Flemings and certain of its subsidiaries (collectively "Fleming Companies") to purchase the Flemings Companies' 50% interest in Price-Fleming. As a result of this purchase, shareholders will be asked to approve a new investment management agreement for the fund.

   The fund has an Investment Advisory Group that has day-to-day responsibility for managing the portfolio and developing and executing the fund's investment program. The members of the advisory group are: Christopher D. Alderson, John
   R. Ford, and Dale West.

FUND PROFILE
---------------------------------------------------------

   Christopher Alderson joined Price-Fleming in 1988 and has worked in research and portfolio management since that time. John Ford joined Price-Fleming in 1982 and has worked in research and portfolio management since that time. Dale West joined Price-Fleming in 1998 as a research analyst. He received his MBA from Stanford University in 1998 and from 1992 through 1996 was in the U.S. Foreign Service.


 Note: The following questions and answers about buying and selling shares and services do not apply to employer-sponsored retirement plans. If you are a participant in one of these plans, please call your plan's toll-free number for additional information.


 How can I purchase shares?

   Fill out the New Account Form and return it with your check in the postpaid envelope. The minimum initial purchase is $2,500 ($1,000 for IRAs and gifts or transfers to minors). The minimum subsequent investment is $100 ($50 for IRAs, gifts or transfers to minors, or Automatic Asset Builder). You can also open an account by bank wire, by exchanging from another T. Rowe Price fund, or by transferring assets from another financial institution.


 How can I sell shares?

   You may redeem or sell any portion of your account on any business day. Simply write to us or call. You can also access your account at any time via Tele*Access /(R)/ or our Web site. We offer convenient exchange among our entire family of domestic and international funds. Restrictions may apply in special circumstances, and some redemption requests need a signature guarantee. A $5 fee is charged for wire redemptions under $5,000.


 When will I receive income and capital gain distributions?

   The fund distributes income and net capital gains, if any, at year-end. For regular accounts, income and short-term gains are taxable at ordinary income rates, and long-term gains are taxable at the capital gains rate. Distributions are reinvested automatically in additional shares unless you choose another option, such as receiving a check. Distributions paid to IRAs and employer-sponsored retirement plans are automatically reinvested.

FUND PROFILE
---------------------------------------------------------
 What services are available?

   A wide range, including but not limited to:

  . retirement plans for individuals and large and small businesses;

  . automated information and transaction services by telephone or computer;

  . electronic transfers between fund and bank accounts;

  . automatic investing and automatic exchange;

  . brokerage services; and

  . asset manager accounts.
T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, MD 21202
www.troweprice.com
(LOGO)
 F131-035 7/12/00
 T. Rowe Price Investment Services, Inc., Distributor